Taxes and contributions (Tables)	12 Months Ended
Dec. 31, 2018
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Taxes and contributions

	December 31, 2018	December 31, 2017
Taxes
Services tax (i)	122,241	14,837
Value-added tax on sales and services (ii)	23,796	3,830
Social integration program (iii)	17,530	9,918
Social contribution on revenues (iii)	107,872	59,358
Income tax and social contribution (iv)	685	35,474
Other	1,919	1,264

	274,043	124,681

Judicial deposits (v)
Services tax (i)	(52,226)	(11,375)
Value-added tax on sales and services (ii)	(19,476)	(2,665)
Social integration program (iii)	(17,088)	(8,188)
Social contribution on revenues (iii)	(105,160)	(50,389)

	(193,950)	(72,617)

	80,093	52,064

(i)	Refers to taxes on revenue from transaction activities.
(ii)	Refers to the Value-added Tax on Sales and Services (ICMS) amounts due by Net+Phone, related to tax substitution and tax rate differential, applied on sales of credit and debit card readers.
(iii)	Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.
(iv)	Refers to the income tax and social contribution payable on current income taxes and contribution.
(v)	PagSeguro Group obtained court decisions to deposit the amount related to the payments in escrow for matters discussed in items “i”, “ii” and “iii” above.